J.P. Morgan Mortgage Trust 2022-1 ABS-15G

Exhibit 99.17

Tape Compare Report
Loan Number	Alt Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
XXXXXXXXXX	302858565	0	35.87	DTI	35.87	Yes
XXXXXXXXXX	302858565	833	811	Credit Score	-22.00	Yes